Current tax assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Current Tax Assets [Abstract]
Disclosure of current tax assets [text block]	13 Current tax assets
(€ million)	December 31, 2017	December 31, 2016
Italian subsidiaries	99	134
Subsidiaries outside Italy	92	249
	191	383
Income taxes are described in note 43 — Income tax expense.